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                                                              November 24, 2008

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-Effective Amendments under Rule 485(a) to certain Form N-4
    Registration Statements

Dear Ms. Samuel:

Along with this letter, we are filing Post-Effective Amendments under Rule 485(a) to the Form N-4 registration statements of Prudential Annuities Life Assurance Corporation ("PALAC"), Pruco Life Insurance Company ("Pruco Life"), and Pruco Life Insurance Company of New Jersey ("PLNJ") listed below. These post-effective amendments describe the following: (a) new optional living benefits; and (b) a new optional feature available to current owners of certain living benefits. In addition, the filings contain disclosures providing that certain optional living benefits will not be available in the future; information about Section 403(b) annuity contract exchanges; information regarding the purchase of the contract by beneficiaries of contracts that were owned by a decedent; and information about certain existing benefits.

The registration statements to which the Rule 485(a) filings relate are as follows:

   . PALAC's ASAP III (333-96577), Advisors Choice 2000 (333-08853), APEX II (333-71654), ASL II (333-71672), XTra Credit SIX (333-71834), Xtra
       Credit Eight (333-150220), and AS Cornerstone (333-152411). Certain of those PALAC annuities are sold on a "private label" basis through a separate prospectus, and accordingly, we have created a separate supplement for that private label version.

   .   Pruco Life's Prudential Premier Series annuities (333-130989 and
       333-144639).

   .   PLNJ's Prudential Premier Series annuities (333-131035 and 333-144657).

   . Pruco Life's Prudential Strategic Partners annuities (333-37728 and 333-75702).

   .   PLNJ's Prudential Strategic Partners annuity (333-49230).

When we make the 485(b) filings in relation to these Rule 485(a) filings, we also will file the final version of each supplement with the companion PALAC Form S-3s (File nos. 333-24989 and 333-136996), the companion Pruco Life Form S-3 (File no. 333-103474) and the companion Pruco Life of New Jersey Form S-3 (File no. 333-103473). In addition, the 485(b) filings will include 12/31/07 audited Financial Statements for the depositors and the separate accounts.

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We represent and acknowledge that:

   . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

   . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

   . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to these filings. Please feel free to contact the undersigned with questions or comments relating to these filings at
(203) 402-1382.

                                                  Sincerely,

                                                  /s/Lynn K. Stone
                                                  ------------------------------
                                                  Lynn K. Stone